UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22624

Northern Lights ETF Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street,  Omaha, NE   68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

             80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

1/31

Date of reporting period: 4/30/13

Item 1.  Schedule of Investments.

Arrow Dow Jones Global Yield ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2013
Shares		Value
	COMMON STOCKS - 59.0%
	AUTO MANUFACTURERS - 0.7%
36,855	Ford Otomotiv Sanayi A.S.	$ 511,618

	BANKS - 1.3%
71,092	Banco Santander SA	514,542
15,385	National Australia Bank Ltd.	542,654
		1,057,196
	CHEMICALS - 1.2%
19,246	CVR Partners LP	506,362
2,238	Terra Nitrogen Co. LP	478,820
		985,182
	COAL - 1.3%
141,500	Indo Tambangraya Megah Tbk PT	501,743
21,011	Natural Resource Partners LP	534,223
		1,035,966
	COMMERCIAL SERVICES - 1.3%
42,218	RR Donnelley & Sons Co.	519,704
18,720	Stonemor Partners LP	513,864
		1,033,568
	DISTRIBUTION & WHOLESALE - 0.6%
13,613	Global Partners LP	485,984

	ELECTRIC - 2.0%
24,545	CPFL Energia SA - ADR	525,263
156,304	EDP - Energias de Portugal SA	537,723
13,257	RWE AG	477,653
		1,540,639
	ENGINEERING & CONSTRUCTION - 1.3%
17,735	Bouygues SA	495,348
146,875	Sydney Airport	527,194
		1,022,542
	INSURANCE - 0.7%
62,267	Catlin Group Ltd.	509,176

	INVESTMENT COMPANIES - 0.7%
35,591	Chesapeake Granite Wash Trust	576,930

	MINING - 0.6%
10,447	KGHM Polska Miedz S.A.	489,553

	OFFICE & BUSINESS EQUIPMENT - 0.7%
8,248	Neopost SA	542,987

	OIL & GAS - 8.1%
24,694	BreitBurn Energy Partners LP	504,992
12,541	Calumet Specialty Products Partners LP	473,548
18,279	Legacy Reserves LP	487,592
28,947	LRR Energy LLC	484,283
21,119	Mid-Con Energy Partners LP	527,553
16,468	Northern Tier Energy LP	434,426
28,481	QR Energy LP	520,063
37,398	SandRidge Mississippian Trust I	515,718
35,272	SandRidge Permian Trust	495,219
11,050	Suburban Propane Partners LP	549,737
129,974	Surgutneftegas OAO	896,821
34,723	Whiting USA Trust II Trust	491,678
		6,381,630
	OIL & GAS SERVICES - 1.4%
19,430	Exterran Partners LP	549,869
22,959	PAA Natural Gas Storage LP	520,940
		1,070,809
	PIPELINES - 3.2%
19,262	Cheniere Energy Partners LP	525,853
9,863	Energy Transfer Partners LP	491,079
9,386	NuStar Energy LP	470,051
20,857	PVR Partners LP	521,425
10,252	TC Pipelines LP	481,844
		2,490,252
	REAL ESTATE - 4.1%
588,942	Argosy Property Ltd.	527,867
425,402	Capital Property Fund	558,973
508,441	Fountainhead Property Trust	536,733
1,125,359	SA Corporate Real Estate Fund Nominees Pty Ltd.	548,876
1,259,064	Shenzhen Investment Ltd.	527,273
161,186	Sycom Property Fund	522,311
		3,222,033
	REITS - 16.7%
218,533	Abacus Property Group	530,492
31,694	Artis Real Estate Investment Trust	536,263
7,786	Befimmo SCA Sicafi	540,025
200,112	BWP Trust	502,383
767,000	Cambridge Industrial Trust	532,379
230,628	CFS Retail Property Trust Group	526,358
118,583	Charter Hall Retail REIT	527,747
21,628	CommonWealth REIT	482,953
10,415	Corio NV	483,020
6,237	Fonciere Des Regions	496,548
448,000	Frasers Commercial Trust	567,365
546,066	Goodman Property Trust	529,248
18,408	Hospitality Properties Trust	541,379
49,677	Inland Real Estate Corp.	562,344
154,173	Investa Office Fund	524,600
106	Kenedix Realty Investment Corp. - Cl. A	497,946
494,044	Kiwi Income Property Trust	497,896
507,000	Mapletree Logistics Trust	539,187
1,414,360	Prosperity REIT	503,007
18,579	Senior Housing Properties Trust	528,201
677,000	Starhill Global REIT	530,366
10,165	Sun Communities, Inc.	519,940
347,000	Suntec Real Estate Investment Trust	547,910
11,898	Vastned Retail NV	531,567
7,031	Wereldhave NV	510,457
		13,089,581
	RETAIL - 1.2%
157,061	David Jones Ltd.	485,547
24,534	Ferrellgas Partners LP	486,509
		972,056
	TELECOMMUNICATIONS - 9.9%
19,189	Bell Aliant Inc.	513,613
777,398	Cable & Wireless Communications PLC	511,465
14,177	CenturyLink, Inc.	532,630
45,266	Deutsche Telekom AG	535,912
46,394	France Telecom SA	496,798
123,090	Koninklijke KPN NV	165,490
137,570	Koninklijke KPN NV	287,047
288,942	Magyar Telekom Telecommunications PLC - ADR	533,103
24,195	Mobile Telesystems OJSC	500,836
21,015	Mobistar SA	501,645
268,017	Telecom Corp. of New Zealand Ltd.	598,833
32,514	Telefonica Czech Republic AS	470,269
240,883	Telekomunikacja Polska SA	536,940
102,664	Telstra Corp., Ltd.	530,388
23,700	Vivendi SA	537,310
39,272	VTech Holdings Ltd.	500,983
		7,753,262
	TRANSPORTATION - 2.0%
60,586	Capital Product Partners	539,215
12,903	Martin Midstream Partners LP	535,733
33,891	Navios Maritime Partners LP	513,788
		1,588,736

	TOTAL COMMON STOCKS (Cost $43,489,835)	46,359,700

Principal ($)		Value
	BONDS & NOTES - 39.0%
	AUTO PARTS & EQUIPMENT - 0.6%
$ 484,000	Goodyear Tire & Rubber Co., 6.50%, due 3/1/2021	506,385

	BANKS - 0.7%
482,000	Royal Bank of Scotland Group PLC, 6.125%, due 12/15/2022	518,579

	COAL - 0.6%
470,000	Peabody Energy Corp., 6.25%, due 11/15/2021	501,138

	COMMERCIAL SERVICES - 1.3%
496,000	Iron Mountain, Inc., 5.75%, due 8/15/2024	510,880
456,000	RR Donnelley & Sons Co., 7.25%, due 5/15/2018	495,900
		1,006,780
	ELECTRIC - 0.6%
464,000	DPL, Inc., 7.25%, due 10/15/2021	494,160

	FOOD - 0.6%
452,000	Posting Holdings, Inc, 7.375% due 2/15/2022	501,155

	HOUSEHOLD PRODUCTS/WARES- 0.7%
485,000	Reynolds Group Issuer, Inc, 5.75% due 10/15/2020	508,038

	IRON & STEEL - 1.3%
465,000	ArcelorMittal, 6.00%, due 3/1/2021	492,667
469,000	United States Steel Corp., 7.375%, due 4/1/2020	494,795
		987,462
	MEDIA- 1.3%
472,000	CCO Holdings LLC, 6.50%, due 4/30/2021
468,000	DISH DBS Corp., 5.875%, due 7/15/2022	512,120
		476,775
		988,895
	OIL & GAS - 5.7%
460,000	Berry Petroleum Co., 6.375%, due 9/15/2022	492,200
450,000	Chesapeake Energy Corp., 6.625%, due 8/15/2020	509,063
508,000	Denbury Resources, Inc., 4.625%, due 7/15/2023	511,810
480,000	Key Energy Services, Inc., 6.75%, due 3/1/2021	501,600
480,000	Newfield Exploration Co., 5.625%, due 7/1/2024	514,800
497,940	Petroleos De Venezuela S.A., 4.90%, due 10/28/2014	480,014
531,015	Petroleos De Venezuela S.A., 5.00%, due 10/28/2015	489,861
416,000	Precision Drilling Corp., 6.625%, due 11/15/2020	448,240
475,000	WPX Energy, Inc., 6.00%, due 1/15/2022	514,188
		4,461,776
	PIPELINES - 0.6%
427,000	Energy Transfer Equity LP, 7.50%, due 10/15/2020	499,590

	PHARMACEUTICALS - 0.6%
462,000	Endo Health Solutions, Inc., 7.00%, due 7/15/2019	505,890

	RETAIL - 1.3%
446,000	AmeriGas Finance Corp., 7.00%, due 5/20/2022	498,405
520,000	Best Buy Co., Inc., 5.50%, due 3/15/2021	527,800
		1,026,205
	SOVEREIGN - 19.9%
422,000	Brazilian Government International Bond, 5.625%, due 1/7/2041	528,977
393,000	Colombia Government International Bond, 6.125%, due 1/18/2041	528,585
520,000	Hungary Government International Bond, 4.125%, due2/19/2018	525,200
501,000	Hungary Government International Bond, 4.75%, due 2/3/2015	514,777
520,000	Hungary Government International Bond, 5.375%, due2/21/2023	536,110
460,000	Hungary Government International Bond, 6.375%, due 3/29/2021	514,648
453,000	Hungary Government International Bond, 7.625%, due 3/29/2041	531,709
356,000	Irish Government Bond, 5.40%, due 3/13/2025	524,277
347,000	Irish Government Bond, 5.00%, due 10/18/2020	523,911
352,000	Italy Buoni Poliennali Del Tres, 5.50%, due 9/1/2022	524,566
387,000	Italy Buoni Poliennali Del Tres, 4.50%, due 3/1/2026	533,519
384,000	Italy Buoni Poliennali Del Tres, 4.00%, due 9/1/2020	528,978
480,000	Mexican Government International Bond, 4.75%, due 3/8/2044	531,120
373,000	Panama Government International Bond, 6.70%, due 1/26/2036	519,029
367,000	Portugal Obrigacoes Do Tesouro OT, 6.40%, due 2/15/2016	514,441
385,000	Portugal Obrigacoes Do Tesouro OT, 4.35%, due 10/16/2017	504,931
401,000	Portugal Obrigacoes Do Tesouro OT, 4.80%, due 6/15/2020	513,019
529,000	Portugal Obrigacoes Do Tesouro OT, 4.10%, due 4/15/2037	525,048
417,000	South Africa Government International Bond, 6.25%, due 3/8/2041	542,090
469,000	South Africa Government International Bond, 4.665%, due 1/17/2024	524,107
383,000	Spain Government Bond, 4.00%, due 4/30/2020	519,866
382,000	Spain Government Bond, 4.25%, due 10/31/2016	531,651
350,000	Spain Government Bond, 5.85%, due 1/31/2022	524,298
354,000	Spain Government Bond, 5.90%, due 7/30/2026	536,925
428,000	Turkey Government International Bond, 5.625%, due 3/30/2021	501,830
524,000	Turkey Government International Bond, 3.25%, due 3/23/2023	516,795
428,000	Turkey Government International Bond, 6.00%, due 11/14/2041	514,670
579,000	Venezuela Government International Bond, 7.65%, due 4/21/2025	501,703
490,000	Venezuela Government International Bond, 8.50%, due 10/8/2014	499,800
423,000	Venezuela Government International Bond, 13.625%, due 8/15/2018	486,450
		15,623,030
	TELECOMMUNICATIONS - 2.6%
492,000	CenturyLink, Inc., 5.80%, due 3/15/2022	520,782
442,000	Frontier Communications Corp., 8.50%, due 4/15/2020	508,300
512,000	Nokia OYJ, 5.375%, due 5/15/2019	504,320
466,000	ViaSat, Inc, 6.875%, due 6/15/2020	507,940
		2,041,342
	TRANSPORTATION - 0.6%
428,000	Gulfmark Offshore, Inc., 6.375%, due 3/15/2022	447,260

	TOTAL BONDS & NOTES (Cost $29,429,319)	30,617,685

	TOTAL INVESTMENTS - 98.0% (Cost $72,919,154)(a)	76,977,385
	OTHER ASSETS LESS LIABILITIES - 2.0%	1,583,676
	NET ASSETS - 100.0%	$ 78,561,061

(a) Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $73,091,861 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 4,769,061
	Unrealized Depreciation:	(883,537)
	Net Unrealized Appreciation:	$ 3,885,524

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Board will review the fair value method in use for securities requiring a fair value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of April 30, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$ 46,359,700	$ -	$ -	$ 46,359,700
Bonds and Notes	-	30,617,685	-	30,617,685
Total	$ 46,359,700	$ 30,617,685	$ -	$ 76,977,385

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.
* See Portfolio of Investments for Industry classification.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights ETF Trust

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, President

Date  7/1/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, President

Date  7/1/13

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Treasurer

Date 7/1/13